Pursuant to Rule 497(e)
                                                      Registration No. 033-42484


                        THE ADVISORS' INNER CIRCLE FUND

                     FMC STRATEGIC VALUE FUND (THE "FUND")

                       SUPPLEMENT DATED OCTOBER 26, 2012
                                     TO THE
PROSPECTUS (THE "PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION (THE
                           "SAI") DATED MARCH 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                                    AND SAI.


EFFECTIVE NOVEMBER 1, 2012, PAUL E. PATRICK WILL BE A PORTFOLIO MANAGER OF THE FUND. ACCORDINGLY, THE PROSPECTUS AND SAI ARE SUPPLEMENTED AS FOLLOWS:

         1. The disclosure in the subsection entitled "Portfolio Manager" on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

PORTFOLIO  MANAGERS

Edward I. Lefferman, CFA, Senior Managing Director and Portfolio Manager, has managed the Fund since its inception in 1998.

Paul E. Patrick, Managing Director and Portfolio Manager, has managed the Fund since 2012.

         2. The disclosure in the subsection entitled "Portfolio Manager" on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

PORTFOLIO  MANAGERS

Edward I. Lefferman, CFA is a Senior Managing Director and portfolio manager with the Adviser. He has been with the Adviser since 1984 and has managed the Fund since it commenced operations. Mr. Lefferman has more than 42 years of investment experience. Prior to joining the Adviser, Mr. Lefferman served as a senior research analyst at Lehman Brothers.

Paul E. Patrick is a Managing Director and portfolio manager with the Adviser. Mr. Patrick's primary duties include portfolio management and research, and he has more than 15 years of experience in the investment management business. He has been with the Adviser since 1999 and has managed the Fund since 2012. Mr. Patrick holds a B.A. degree from Rutgers University and an M.B.A. from Rutgers Graduate School of Management. Mr. Patrick also is a Certified Public Accountant. Prior to joining the Adviser, Mr. Patrick worked for Ernst & Young LLP and served as a research analyst at Prudential Securities.

         3. The disclosure in the chart under the subsection entitled "Fund Shares Owned by Portfolio Managers" on page 15 of the SAI is deleted in its entirety and replaced with the following:


--------------------------------------------------------------------------------
NAME                                  DOLLAR RANGE OF FUND SHARES (FUND) (1)
--------------------------------------------------------------------------------
Timothy C. Muccia                   $100,000 - $500,000 (Select Fund)
                                    $50,001 - $100,000 (Strategic Value Fund)
--------------------------------------------------------------------------------
Andrew M. Freedberg                 $50,001 - $100,000 (Select Fund)
                                    $10,001 - $50,000 (Strategic Value Fund)
--------------------------------------------------------------------------------
Edward I. Lefferman                 $500,001 - $1,000,000 (Select Fund)
                                    $500,001 - $1,000,000 (Strategic Value Fund)
--------------------------------------------------------------------------------
Paul E. Patrick                     $50,000 - $100,000 (Select Fund)
                                    $0 - $50,000 (Strategic Value Fund)
--------------------------------------------------------------------------------

(1) Valuation date is October 31, 2011 except for Paul E. Patrick for whom the valuation date is December 31, 2011.

         4. The disclosure in the subsection entitled "Other Accounts" on page 15 of the SAI is deleted in its entirety and replaced with the following:

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of October 31, 2011 except for Paul E. Patrick for whom the information is provided as of June 30, 2012.

------------------------------------------------------------------------------------------------------------------------------------
                                     REGISTERED                      OTHER POOLED
                                  INVESTMENT COMPANIES            INVESTMENT VEHICLES                 OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                                NUMBER OF   TOTAL ASSETS        NUMBER OF    TOTAL ASSETS        NUMBER OF    TOTAL ASSETS
NAME                            ACCOUNTS     (MILLIONS)          ACCOUNTS     (MILLIONS)          ACCOUNTS      (MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Timothy C. Muccia                  0            $0                  0            $0                419(1)         $743
------------------------------------------------------------------------------------------------------------------------------------
Andrew M. Freedberg                0            $0                  0            $0                 165           $287
------------------------------------------------------------------------------------------------------------------------------------
Edward I. Lefferman                0            $0                  0            $0                 112           $109
------------------------------------------------------------------------------------------------------------------------------------
Paul E. Patrick                    0            $0                  0            $0                  44            $52
------------------------------------------------------------------------------------------------------------------------------------


(1) Includes 1 account with assets under management of $45.1 million that is subject to a performance based fee.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FMC-SK-011-0100